As filed with the Securities and Exchange Commission on April 3, 2017
1933 Act File No. 333-68740
1940 Act File No. 811-10487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	44	[	X	]

      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	45	[	X	]

HOTCHKIS AND WILEY FUNDS
(Exact name of Registrant as Specified in Charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of Principal Executive Office) (Zip Code)

(213) 430-1000
Registrant’s Telephone Number, including Area Code

Anna Marie Lopez
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439

Copy to:
Joseph Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on April 10, 2017 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 43 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 3, 2017, and pursuant to Rule 485(a)(1) would have become effective on April 4, 2017.

This Post-Effective Amendment No. 44 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 10, 2017, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 44 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 44 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California, on the 3rd day of April, 2017.

HOTCHKIS & WILEY FUNDS

By:  /s/ Anna Marie Lopez
        Anna Marie Lopez
        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to its Registration Statement has been signed below on April 3, 2017 by the following persons in the capacities indicated.

Signature	Title
Randall H. Breitenbach*	Trustee
Randall H. Breitenbach

Robert L. Burch III*	Trustee
Robert L. Burch III

Alejandra C. Edwards*	Trustee
Alejandra C. Edwards

Marcy Elkind*	Trustee
Marcy Elkind

Robert Fitzgerald*	Trustee
Robert Fitzgerald

John A.G. Gavin*	Trustee
John A.G. Gavin

Donald Morrison*	Trustee
Donald Morrison

George H. Davis, Jr.*	Trustee
George H. Davis, Jr.

/s/Anna Marie Lopez	Principal Executive Officer
Anna Marie Lopez

/s/James Menvielle	Principal Financial and Accounting Officer
James Menvielle

* By: /s/Anna Marie Lopez Anna Marie Lopez *Attorney-in-fact pursuant to the Power of Attorney previously filed and incorporated by reference.